United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/08___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___03/31/08___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5659    87126 SH       SOLE                    87126
Bankrate Inc                   COM              06646v108     4626    92731 SH       SOLE                    92731
Bard C.R. Inc.                 COM              067383109     4973    51591 SH       SOLE                    51591
Best Buy Company               COM              086516101     4684   112969 SH       SOLE                   112969
Borgwarner Inc                 COM              099724106     1306    30354 SH       SOLE                    30354
Cognizant Tech Solutions-A     COM              192446102     3361   116574 SH       SOLE                   116574
Covance Inc                    COM              222816100     4358    52528 SH       SOLE                    52528
Denbury Resource               COM              247916208     2472    86568 SH       SOLE                    86568
Dick's Sporting Goods Inc      COM              253393102     3465   129374 SH       SOLE                   129374
Expeditors                     COM              302130109     4491    99411 SH       SOLE                    99411
Express Scripts                COM              302182100     5815    90402 SH       SOLE                    90402
Exxon Mobil Corp               COM              30231G102      211     2491 SH       SOLE                     2491
FMC Technologies Inc           COM              30249U101     6059   106511 SH       SOLE                   106511
Flir Systems Inc               COM              302445101     6611   219698 SH       SOLE                   219698
Google Inc - Cl A              COM              38259p508     3635     8252 SH       SOLE                     8252
Hibbett Sports, Inc.           COM              428567101     1641   106259 SH       SOLE                   106259
ITT Corp                       COM              450911102     4597    88719 SH       SOLE                    88719
Jacobs Engineering Group Inc   COM              469814107     2151    29235 SH       SOLE                    29235
Kirby Corp.                    COM              497266106     9545   167458 SH       SOLE                   167458
Laboratory Corp of America Hld COM              50540R409     4213    57180 SH       SOLE                    57180
Lowe's Companies               COM              548661107     1367    59606 SH       SOLE                    59606
MEMC Electronic Materials      COM              552715104     3968    55961 SH       SOLE                    55961
Mantech Int'l Corp A           COM              564563104     2100    46303 SH       SOLE                    46303
Manulife Financial Corp.       COM              56501R106     4883   128555 SH       SOLE                   128555
Micros Systems Inc.            COM              594901100     5618   166896 SH       SOLE                   166896
Mobile Telesystems-SP ADR      COM              607409109     4816    63489 SH       SOLE                    63489
Novo-Nordisk Spons ADR         COM              670100205     7457   107693 SH       SOLE                   107693
Oceaneering Intl Inc           COM              675232102     5539    87928 SH       SOLE                    87928
Qualcomm Inc                   COM              747525103     3105    75732 SH       SOLE                    75732
Sabine Royalty Trust           COM              785688102      625    12410 SH       SOLE                    12410
T. Rowe Price Group Inc        COM              74144T108     4251    85024 SH       SOLE                    85024
Teva Pharm Ind-SP ADR          COM              881624209     5721   123861 SH       SOLE                   123861
Tractor Supply                 COM              892356106     4199   106249 SH       SOLE                   106249
Western Digital Corp           COM              958102105     3722   137638 SH       SOLE                   137638